Note 5 - Long-term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower	December 31, 2021	June 30, 2022
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	25,200,000	24,200,000
Kamsarmax Two Shipping Ltd.	13,250,000	12,600,000
Light Shipping Ltd. / Good Heart Shipping Ltd.	20,900,000	18,700,000
Eirini Shipping Ltd.	4,370,000	3,950,000
Blessed Luck Shipowners Ltd.	7,250,000	5,750,000
Areti Shipping Ltd. / Pantelis Shipping Ltd.	8,400,000	6,600,000
	79,370,000	71,800,000
Less: Current portion	(14,140,000)	(23,240,000)
Long-term portion	65,230,000	48,560,000
Deferred charges, current portion	190,280	185,373
Deferred charges, long-term portion	527,053	436,824
Long-term bank loans, current portion net of deferred charges	13,949,720	23,054,627
Long-term bank loans, long-term portion net of deferred charges	64,702,947	48,123,176

Schedule of Maturities of Long-Term Debt [Table Text Block]
To June 30:
2023	23,240,000
2024	8,640,000
2025	10,490,000
2026	4,080,000
2027	16,750,000
Thereafter	8,600,000
Total	71,800,000